Impairment Testing of Goodwill	12 Months Ended
Dec. 31, 2023
Disclosure of Impairment Testing of Goodwill [Abstract]
Impairment Testing of Goodwill

11. IMPAIRMENT TESTING OF GOODWILL

For impairment testing purposes, goodwill acquired through business combinations is allocated to the following CGUs: Nordics, Electromaps/Software, AR Electronic Solutions, S.L.U. and Coil, Inc.

The Group performed its annual impairment testing as of December 31, 2023 and 2022.

Nordics

Nordics is the cash-generating unit focused on the development of the electric charger market for the Group in Scandinavia, capitalizing on the existing customer base and institutional experience obtained as the installation provider of Intelligent Solutions. The recoverable amount of the Nordics CGU has been determined based on a value in use calculation, which utilized cash flow projections covering a five-year period, based on 2024 financial budget approved by senior management.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in this region. The pre-tax discount rate applied to cash flow projections is 15.07% (2022: 14.87%), and cash flows beyond the five-year period are extrapolated using a 1.5% (2022: 1.5%) growth rate. As a result of this analysis, no impairment has been recognized. The recoverable amount is largely depending on the future growth of the company in 2024 and the terminal growth value resulting from it.

Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•
Revenue and EBITDA:

In the Nordics countries, we have considered an increase in revenue aligned with increase in revenue for the overall Wallbox Group or in line with the CAGR of the sector (from 2024-2028 period). Also, in terms of EBITDA we have considered increases of EBITDA levels achieved through the improvements in the gross margin due to the mix of products and a reduction cost plan started in 2023 impacting in the operational expenses and the employee benefits.

•
Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

A rise in the unit’s pre-tax discount rate to 17.07% (i.e., +2%) would not result in impairment, given the existing headroom.

•
Growth rates used to extrapolate cash flows beyond the forecast period:

A reduction of this rate to 0.75% would not result in impairment, given the existing headroom.

Electromaps/Software

Electromaps/Software is the cash-generating unit focused on the development and sale of software for the Group’s electric chargers. The recoverable amount of the Electromaps/Software CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a five-year period, based on 2024 financial budget approved by senior management.

The projected cash flows have been built to reflect increased demand for the software and services associated with EV sales. The pre-tax discount rate applied to the cash flow projections is 17.1% (2022: 19.60%). and cash flows beyond the five-year period are extrapolated using a 2% (2022: 1.5%) growth rate. As a result of this analysis, no impairment has been recognized. The recoverable amount is largely depending on the future growth of the company and the terminal value calculated.

Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•
Number of future users and market share during the forecast period:

The number of future users in this CGUs is rapidly increasing and the unit has high market share in the Spanish market. Even a slight reduction of the market share would be counteracted by the increase in the aggregate number of users anticipated to enter the market.

•
Gross margins:

Gross margins are based on average values achieved in the most recent quarters preceding the beginning of the budget period and based on peers in the software business. The gross margins for this CGU are currently around 32% and are forecasted to increase in the future to reach approximately 55% due to a change in the revenue mix.

•
Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

Based on the impairment test performed no impairment is needed.

A rise in the unit’s pre-tax discount rate to 19.10% (i.e., +2%) would not result in an impairment, given the existing significant headroom.

•
Growth rates used to extrapolate cash flows beyond the forecast period:

A reduction of this rate to 1% would not result in impairment, given the existing headroom.

Ares

Ares is the cash-generating unit focused on providing to Wallbox innovative printed circuit boards (PCBs). The recoverable amount of the Ares CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a five-year period, based on 2024 financial budget approved by senior management. In a time where continued supply chain uncertainty persists, bringing this critical component in-house is a key differentiator.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services around the world. The pre-tax discount rate applied to cash flow projections is 11.9% (2022: 11.22%), and cash flows beyond the five-year period are extrapolated using a 2% growth rate (2022: 1.5%). As a result of this analysis, no impairment has been recognized.

Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•
Revenue and EBITDA:

In the ARES business, we have considered an increase in revenue aligned with increase in revenue for the overall Wallbox Group. Also, in terms of EBITDA we have considered increases of EBITDA achieved through the improvements in the gross margin due to the mix of revenue between intercompany transactions and third party transactions and aligned with the level of activity forecasted.

•
Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

A rise in the unit’s pre-tax discount rate to 13.9% (i.e., +2%) would not result in impairment, given the existing headroom.

•
Growth rates used to extrapolate cash flows beyond the forecast period:

A reduction of this rate to 0.75% would not result in impairment, given the existing headroom.

Coil

Coil is the cash-generating unit focused on providing electrical installation services for EV charging, battery storage and electrical infrastructure in North America. The recoverable amount of the COIL CGU has been determined based on a value in use calculation, which utilizes cash flow projections covering a five-year period, based on 2024 financial budget approved by senior management.

The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in the USA. The pre-tax discount rate applied to cash flow projections is 16.84% (2022:24.50%), and cash flows beyond the five-year period are extrapolated using a 1.5% growth rate. As a result of this analysis, no impairment has been recognized.

Key assumptions utilized in the value in use calculation, and a corresponding sensitivity analysis to demonstrate the impact of changes in assumptions for this unit, are as follows:

•
Revenue and EBITDA:

In the Coil business, we have considered an increase in revenue aligned with increase in revenue for the overall Wallbox Group. Also, in terms of EBITDA we have considered increases of EBITDA aligned with the level of activity forecasted.

•
Discount rates:

Discount rates represent the current market assessment of the risks specific to each CGU and take into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from the Group’s weighted average cost of capital (WACC). The WACC takes into account costs associated with both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.

Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.

Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, and market (in addition to other factors) in order to reflect a pre-tax discount rate.

A rise in the unit’s pre-tax discount rate to 18.84% (i.e., +2%) would not result in impairment, given the existing headroom.

•
Growth rates used to extrapolate cash flows beyond the forecast period:

A reduction of this rate to 0.75% would not result in impairment, given the existing headroom.